Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Stockholders’ Equity

Note 14. Stockholders’ Equity

Series A Preferred Stock

The Company’s Series A Preferred Stock has a stated value of $1,000 per share, carries a cumulative dividend of 6% per annum based on the stated value, is convertible into shares of the Company’s common stock at the Company’s request, and votes on an “as-converted” basis, subject to the terms of the Certificate of Designation. As of March 31, 2026 and December 31, 2025, there were 96,731 shares of Series A Preferred Stock issued and outstanding, respectively.

Pursuant to the Debt Satisfaction and Preferred Stock Amendment Agreement dated November 25, 2025, dividends on the Company’s Series A Convertible Preferred Stock were suspended from April 30, 2026 through April 29, 2027 in connection with amendments to the preferred stock terms and the satisfaction of certain outstanding convertible indebtedness.

Common Stock

The Company has authorized 500,000,000 shares of common stock, par value $0.001 per share.

All share and per share amounts presented in the accompanying condensed consolidated financial statements have been retroactively adjusted to reflect the Company’s 1-for-200 reverse stock split effected during 2026.

Note 14. Stockholders’ Equity

Series A Preferred Stock

The Series A Preferred Stock has a stated value of $1,000 per share and is convertible into shares of the Company’s common stock at a conversion price of $1.00 per share, subject to customary anti-dilution adjustments. The Company has the right to convert the Preferred Stock at any time.

On November 26, 2025, the Company filed an Amended and Restated Certificate of Designation for its Series A Preferred Stock to add voting rights to the rights and preferences of the Series A Preferred Stock. As a result of the amendment, the holders of the Series A Preferred have votes equal to the stated value per share on any matters properly presented to the Company’s shareholders.

The Series A Preferred Stock carries a cumulative dividend of 6% per annum, payable quarterly in shares of common stock, subject to beneficial ownership limitations. Any unpaid dividends accrue until such time as they may be issued. The Series A Preferred Stock has a liquidation preference over common stock and any other junior securities. The Company has the right, but not the obligation, to redeem the Series A Preferred Stock.

On October 1, 2024, the Company acquired the Endeavor Entities for total consideration of approximately $116.3 million, payable in a combination of common stock and Series A Preferred Stock. In connection with this transaction, the Company issued 33,621 shares of common stock and 107,789 shares of Series A Preferred Stock to the sellers.

On July 30, 2025, the Company completed the sale of certain subsidiaries in exchange for 11,058 shares of the Company’s Series A Preferred Stock, valued at approximately $11.1 million. The shares issued in connection with this transaction are no longer considered outstanding and are not entitled to dividends. The buyer is an entity controlled by the Company’s Chief Executive Officer.

As of December 31, 2025 and 2024, there were 96,731 and 107,789 shares of Series A Preferred Stock issued and outstanding, respectively.

Common Stock

On December 22, 2025, the Company’s shareholders approved an increase in the number of authorized shares of common stock from 200,000,000 to 500,000,000 shares.

Subsequent to year end, the Company effected a 1-for-200 reverse stock split of its common stock. All share and per share amounts presented herein have been retroactively adjusted to reflect the reverse stock split.

Noncontrolling Interest

Noncontrolling interests represent the portion of certain consolidated subsidiaries that are owned by third-parties. For the year ended December 31, 2024 the change in noncontrolling interest was due primarily related to the noncontrolling interest’s allocation of the impairment expenses.

The Company holds noncontrolling interests in certain entities, including Vivaopportunity Fund LLC, Vivaventures UTSI, LLC, Vivaventures Royalty II, LLC, and International Metals Exchange, LLC. As of December 31, 2025 and 2024, the Company held 1,000 Class A LLC Units in each entity, with an aggregate carrying value of $4,000, recorded at cost.

These entities are not consolidated as the Company does not have a controlling financial interest. While the Company has certain management rights, it does not have the obligation to absorb losses or the right to receive benefits that would be considered significant.